Operations	12 Months Ended
Dec. 31, 2022
Operations
Operations

1.	Operations

Companhia Paranaense de Energia (Copel, Company), with its head office located at Rua José Izidoro Biazetto, 158, bloco A, Curitiba - State of Paraná, is a publicly-held mixed capital company controlled by the State of Paraná and its shares are traded at Corporate Governance Level 2 of the Special Listing Segments of B3 S.A. - Brasil, Bolsa Balcão Stock Exchange and on the New York Stock Exchange (NYSE) and on the Madrid Stock Exchange, in the Latin American segment (Latibex).

The core activities of Copel and its subsidiaries, which are regulated by the Brazilian Electricity Regulatory Agency (Aneel), linked to the Brazilian Ministry of Mines and Energy (MME), are to carry out research, study, plan, build and explore the production, transformation, transport, distribution and trading of energy, in any of its forms, mainly electricity. Furthermore, Copel participates in consortiums, in private sector and mixed-capital companies for the purpose of engaging in activities, mainly in areas of energy and natural gas.

On November 24, 2022, Law 21,272 of the State of Paraná authorized the transformation of Copel into a company with dispersed capital and no controlling shareholder (“Corporation”) through a secondary public offering of shares and/or Units issued by the Company and owned by Controller. On December 21, 2022, with legal authorization, the Board of Directors of Copel approved studies to enable the full renewal of the Concessions of Hydroelectric Power Plants Governador Bento Munhoz da Rocha Netto, Governador Ney Braga and Governador José Richa and to analyze fundraising alternatives for the payment of the respective granting bonuses, estimated at R$3,719,428 as per Interministerial Ordinance of the Brazilian Ministry of Mines and Energy and Ministry of Finance - MME/MF No. 01, dated March 30, 2023. The transformation of Copel into a “Corporation” will allow, under the terms of Law 9074/95, to maintain 100% of the Company's interest in the plants. On January 31, 2023, the Board of Directors of Copel approved hiring specialized consultants and technical advisors to assist in the studies and structuring of an eventual offering.

1.1	Copel’s equity interests

Copel has direct and indirect interests in subsidiaries (1.1.1), joint ventures (1.1.2), associates (1.1.3) and joint operations (1.1.4). Until December 31, 2022, there were no changes, acquisitions and disposals in relation to the equity interests of December 31, 2021. On October 6, 2022, Copel GeT entered into an agreement for the acquisition of the Santa Rosa & Mundo Novo and Aventura Wind Complexes, and the operation was concluded on January 30, 2023, according to Note 40.1.

1.1.1	Subsidiaries

	Headquarters	Main activity	Interest
Subsidiaries			%	Investor
Copel Geração e Transmissão S.A. (Copel GeT)	Curitiba/PR	Production and transmission of electricity	100.0	Copel
Copel Distribuição S.A. (Copel DIS) (a)	Curitiba/PR	Distribution of electricity	100.0	Copel
Copel Serviços S.A. (Copel SER)	Curitiba/PR	Production of electricity	100.0	Copel
Copel Comercialização S.A. (Copel COM)	Curitiba/PR	Commercialization of electricity	100.0	Copel
Companhia Paranaense de Gás - Compagás	Curitiba/PR	Distribution of pipeline gas	51.0	Copel
Elejor - Centrais Elétricas do Rio Jordão S.A.	Curitiba/PR	Production of electricity	70.0	Copel
UEG Araucária S.A. (UEGA)	Curitiba/PR	Production of electricity from natural gas	20.3	Copel
			60.9	Copel GeT
São Bento Energia, Investimentos e Participações S.A. (São Bento)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Nova Asa Branca I Energias Renováveis S.A.	S. Miguel do Gostoso/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca II Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca III Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Eurus IV Energias Renováveis S.A.	Touros/RN	Production of electricity from wind sources	100.0	Copel GeT
Santa Maria Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Santa Helena Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Ventos de Santo Uriel S.A.	João Câmara/RN	Production of electricity from wind sources	100.0	Copel GeT
Cutia Empreendimentos Eólicos S.A. (Cutia)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Brownfield Investment Holding Ltda. (Brownfield)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Ventos de Serra do Mel B S.A.(Serra do Mel)	Serra do Mel/RN	Control and management of interests	68.84	Copel GeT
			31.16	Brownfield
Costa Oeste Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Marumbi Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Uirapuru Transmissora de Energia S.A	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Bela Vista Geração de Energia S.A.	Curitiba/PR	Production of electricity	100.0	Copel GeT
F.D.A. Geração de Energia Elétrica S.A. (FDA)	Curitiba/PR	Production of electricity	100.0	Copel GeT
Jandaíra I Energias Renováveis S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra II Energias Renováveis S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra III Energias Renováveis S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra IV Energias Renováveis S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Eol Potiguar B61 SPE S.A. (b)	Serra do Mel/RN	Production of electricity from wind sources	100.0	Copel GeT
GE Olho D’Água S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Boa Vista S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Farol S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE São Bento do Norte S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
Central Geradora Eólica São Bento do Norte I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Guajiru S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Jangada S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Potiguar S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Cutia S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Maria Helena S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Esperança do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Paraíso dos Ventos do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Eol Potiguar B141 SPE S.A.	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Potiguar B142 SPE S.A.	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Potiguar B143 SPE S.A.	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Ventos de Vila Paraíba IV SPE S.A.	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
(a)	On May 19, 2022, the Brazilian Securities and Exchange Commission (CVM) granted the registration of Copel DIS as a publicly-held company in category “B”.
(b)	Wind farm with 99.99992% interest in Copel Get and 0.00008% in Brownfield.

Vilas Wind Complex

On November 30, 2021, the Company concluded the acquisition of 100% of the Vilas Wind Complex and preliminarily measured the fair value of the identified assets acquired and the liabilities assumed on the acquisition date.

In September 30, 2022, the provisional amounts of the business combination were revised. The following table presents the fair value of the net assets acquired, updated after the final adjustments of the business combination:

	Adjusted	Fair value	Fair value at the
	book value (a)	adjustment	acquisition date
Assets identified	901,059	301,102	1,202,161
Cash and cash equivalents	76,350	-	76,350
Bonds and securities	13,236	-	13,236
Trade accounts receivable	23,585	-	23,585
Other receivables	341	-	341
Income tax and social contribution	476	-	476
Other recoverable taxes	64	-	64
Prepaid expenses	24	-	24
Property, plant and equipment	754,557	-	754,557
Intangible assets	10,275	301,102	311,377
Right-of-use asset	22,151	-	22,151
Liabilities assumed	605,893	102,375	708,268
Suppliers	11,229	-	11,229
Income tax and social contribution	117	-	117
Other taxes due	2,905	-	2,905
Deferred income tax and social contribution	3,191	102,375	105,566
Loans and financing	539,671	-	539,671
Lease liability	22,379	-	22,379
Other accounts payable	26,401	-	26,401
Net assets acquired	295,166	198,727	493,893
(a)	Book value of investees adjusted to the Company's practices before the allocation of fair value in the business combination.

The table below shows the variation in amounts in relation to the preliminary values recognized on November 30, 2021, and the final amounts updated on December 31, 2022:

	Preliminary value	Adjustments	Final value
Consideration amount	597,684	(1,416)	596,268
(-) Fair value of net assets acquired	503,463	(9,570)	493,893
Goodwill	94,221	8,154	102,375

The revision of the provisional values of the business combination had impact on the measurement of capital gain and goodwill totaling R$8,154. Considering that the adjustments are not material to the Financial Statements, with no impact on the Company's results, the balances of December 31, 2021, are not being restated. Of the total paid for the operation, R$578,236 were disbursed in November 2021 and the remaining balance, R$18,031, during the year 2022

1.1.2	Joint Ventures

Joint ventures	Headquarters	Main activity	Interest
			%	Investor
Voltalia São Miguel do Gostoso I Participações S.A.	São Paulo/SP	Interests in companies	49.0	Copel
Solar Paraná GD Participações S.A. (a)	Curitiba/PR	Interests in companies	49.0	Copel
Caiuá Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Integração Maranhense Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Matrinchã Transmissora de Energia (TP NORTE) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Guaraciaba Transmissora de Energia (TP SUL) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Paranaíba Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	24.5	Copel GeT
Mata de Santa Genebra Transmissão S.A.	Jundiaí/SP	Transmission of electricity	50.1	Copel GeT
Cantareira Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
(a)	Holding of 6 Special Purpose Entities (SPEs) operating in the distributed generation sector (photovoltaic plants): Pharma Solar II, Pharma Solar III, Pharma Solar IV, in commercial operation, and Bandeirantes Solar I, Bandeirantes Solar II and Bandeirantes Solar III, in pre-operating stage.

1.1.3	Associates

Associated companies	Headquarters	Main activity	Interest
			%	Investor
Dona Francisca Energética S.A.	Agudo/RS	Production of electricity	23.03	Copel
Foz do Chopim Energética Ltda.	Curitiba/PR	Production of electricity	35.77	Copel GeT
Carbocampel S.A.	Figueira/PR	Coal exploration	49.0	Copel

1.1.4	Joint operations (consortiums)

The Company has interests in some joint operations. The two relevant consortiums, with amounts recorded in the Company's property, plant and equipment, are presented in Note 16.3.